Income Taxes - Carryforward and valuation allowance (Details)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Undistributed earnings
Undistributed earnings of the Company's PRC subsidiaries	¥ 1,027,300,000
Provision for PRC dividend withholding tax	¥ 0
Withholding tax rate of the profit distribution (as a percent)	10.00%
Preferential withholding tax rate of the profit distribution (as a percent)	5.00%
Aggregate undistributed earnings of the Company's PRC VIE and its' VIE's subsidiaries	¥ 208,000,000
PRC
Operating loss carryforwards
Operating loss carry forward, valuation allowance	84,146,463
PRC and HK
Operating loss carryforwards
Operating loss carry forward	145,300,000
Minimum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	51,400,000
Maximum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	¥ 102,700,000